Long-Term Liabilities - Schedule of Other Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 28, 2023
Schedule of Other Long Term Liabilities [Abstract]
Effective interest rate liabilities for government grants	11.50%	11.50%	10.00%
Balance liabilities for government grants	$ 442	$ 412
Balance less current maturities liabilities for government grants	$ 173	$ 147